Tyco International Finance S.A. (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013		Dec. 28, 2012
Condensed Financial Statements, Captions
Increase (Decrease) Investment in Subsidiaries Restructuring			$ 5
Statements of Operations
Net revenue	2,502	[1]	2,471	[1]
Cost of product sales	1,007		992
Cost of services	576		599
Selling, general and administrative expenses	574		656
Separation costs	0		5
Restructuring and asset impairment charges, net	3		7
Operating income	342		212
Interest income	3		4
Interest expense	(24)		(24)
Other expense, net	(1)		(9)
Equity in net income of subsidiaries	0		0
Intercompany interest and fees	0		0
Income from continuing operations before income taxes	320		183
Income tax expense	(70)		(35)
Equity loss in earnings of unconsolidated subsidiaries	(4)		(6)
Income from continuing operations	246		142
Income from discontinued operations, net of income taxes	26		23
Net income	272		165
Less: noncontrolling interest in subsidiaries net income	2		2
Net income attributable to Tyco common shareholders	270		163
Statement of Comprehensive Income
Net income	272		165
Other comprehensive (loss) income, net of tax
Foreign currency translation	(37)		11
Defined benefit and post retirement plans	3		4
Unrealized gain on marketable securities and derivative instruments	0		1
Total other comprehensive (loss) income, net of tax	(34)		16
Comprehensive income	238		181
Less: comprehensive income attributable to noncontrolling interests	2		2
Comprehensive income attributable to Tyco common shareholders	236		179
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	93		(49)
Net cash provided by discontinued operating activities	30		14
Cash Flows From Investing Activities:
Capital expenditures	(63)		(64)
Proceeds from disposal of assets	4		3
Acquisition of businesses, net of cash acquired	(54)		(23)
Acquisition of dealer generated customer accounts and bulk account purchases	(11)		(5)
Net increase in intercompany loans	0		0
Payments for (Proceeds from) Investments			(11)
Increase in investment in subsidiaries	0
Sales and maturities of investments	112		11
Payments to Acquire Investments	(32)		(91)
Other	6		8
Net cash used in investing activities	(38)		(161)
Net cash used in discontinued investing activities	(29)		(27)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	310
Repayments of Debt	(150)		0
Proceeds from exercise of share options	40		46
Dividends paid	(74)		(70)
Repurchase of common shares by treasury	(250)		(50)
Net intercompany loan borrowings (repayments)	0		0
Transfer to discontinued operations	1		(46)
Increase in equity from parent	0
Other	(9)		(16)
Net cash used in financing activities	(132)		(136)
Net cash (used in) provided by discontinued financing activities	(1)		46
Effect of currency translation on cash	(7)		3
Net decrease in cash and cash equivalents	(84)		(310)
Less: net (decrease) increase in cash and cash equivalents related to discontinued operations	0		33
Cash and cash equivalents at beginning of period	563		844
Cash and cash equivalents at end of period	479		501
Tyco International Ltd.
Statements of Operations
Selling, general and administrative expenses	(13)		5
Separation costs			3
Operating income	13		(8)
Interest income	0
Interest expense	0
Other expense, net	(1)		(10)
Equity in net income of subsidiaries	268		203
Intercompany interest and fees	(10)		(22)
Income from continuing operations before income taxes	270		163
Income tax expense			0
Income from continuing operations	270		163
Income from discontinued operations, net of income taxes			0
Net income	270		163
Net income attributable to Tyco common shareholders	270		163
Statement of Comprehensive Income
Net income	270		163
Other comprehensive (loss) income, net of tax
Foreign currency translation	(37)		11
Defined benefit and post retirement plans	3		4
Unrealized gain on marketable securities and derivative instruments	0		1
Total other comprehensive (loss) income, net of tax	(34)		16
Comprehensive income	236		179
Less: comprehensive income attributable to noncontrolling interests			0
Comprehensive income attributable to Tyco common shareholders	236		179
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	46		60
Cash Flows From Investing Activities:
Net increase in intercompany loans			0
Net cash used in investing activities			0
Cash Flows From Financing Activities:
Dividends paid	(74)		(70)
Net intercompany loan borrowings (repayments)	28		10
Transfer to discontinued operations			0
Increase in equity from parent	0
Net cash used in financing activities	(46)		(60)
Net cash (used in) provided by discontinued financing activities			0
Tyco International Finance S.A.
Condensed Financial Statements, Captions
Ownership Percentage of Subsidiary by Parent	100.00%
Statements of Operations
Selling, general and administrative expenses	1		1
Separation costs			0
Operating income	(1)		(1)
Interest expense	(24)		(24)
Equity in net income of subsidiaries	208		73
Intercompany interest and fees	9		49
Income from continuing operations before income taxes	192		97
Income tax expense	0		0
Income from continuing operations	192		97
Net income	192		97
Net income attributable to Tyco common shareholders	192		97
Statement of Comprehensive Income
Net income	192		97
Other comprehensive (loss) income, net of tax
Foreign currency translation			0
Defined benefit and post retirement plans			0
Unrealized gain on marketable securities and derivative instruments	0		0
Total other comprehensive (loss) income, net of tax			0
Comprehensive income	192		97
Less: comprehensive income attributable to noncontrolling interests			0
Comprehensive income attributable to Tyco common shareholders	192		97
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(136)		42
Cash Flows From Investing Activities:
Net increase in intercompany loans	(15)		(10)
Increase in investment in subsidiaries	(9)
Net cash used in investing activities	(24)		(10)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	310
Repayments of Debt	(150)
Transfer to discontinued operations			(32)
Increase in equity from parent	0
Net cash used in financing activities	160		(32)
Other Subsidiaries
Statements of Operations
Net revenue	2,502		2,471
Cost of product sales	1,007		992
Cost of services	576		599
Selling, general and administrative expenses	586		650
Separation costs			2
Restructuring and asset impairment charges, net	3		7
Operating income	330		221
Interest income	3		4
Interest expense	0		0
Other expense, net	0		1
Intercompany interest and fees	1		(27)
Income from continuing operations before income taxes	334		199
Income tax expense	(70)		(35)
Equity loss in earnings of unconsolidated subsidiaries	(4)		(6)
Income from continuing operations	260		158
Income from discontinued operations, net of income taxes	26		23
Net income	286		181
Less: noncontrolling interest in subsidiaries net income	2		2
Net income attributable to Tyco common shareholders	284		179
Statement of Comprehensive Income
Net income	286		181
Other comprehensive (loss) income, net of tax
Foreign currency translation	(37)		11
Defined benefit and post retirement plans	3		4
Unrealized gain on marketable securities and derivative instruments	0		1
Total other comprehensive (loss) income, net of tax	(34)		16
Comprehensive income	252		197
Less: comprehensive income attributable to noncontrolling interests	2		2
Comprehensive income attributable to Tyco common shareholders	250		195
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	183		(151)
Net cash provided by discontinued operating activities	30		14
Cash Flows From Investing Activities:
Capital expenditures	(63)		(64)
Proceeds from disposal of assets	4		3
Acquisition of businesses, net of cash acquired	(54)		(23)
Acquisition of dealer generated customer accounts and bulk account purchases	(11)		(5)
Net increase in intercompany loans			0
Payments for (Proceeds from) Investments			(11)
Sales and maturities of investments	112
Payments to Acquire Investments	(32)		(91)
Other	6		8
Net cash used in investing activities	(38)		(161)
Net cash used in discontinued investing activities	(29)		(27)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	0
Proceeds from exercise of share options	40		46
Dividends paid			0
Repurchase of common shares by treasury	(250)		(50)
Net intercompany loan borrowings (repayments)	(13)		0
Transfer to discontinued operations	1		(14)
Increase in equity from parent	9
Other	(9)		(16)
Net cash used in financing activities	(222)		(34)
Net cash (used in) provided by discontinued financing activities	(1)		46
Effect of currency translation on cash	(7)		3
Net decrease in cash and cash equivalents	(84)		(310)
Less: net (decrease) increase in cash and cash equivalents related to discontinued operations			33
Cash and cash equivalents at beginning of period	563		844
Cash and cash equivalents at end of period	479		501
Consolidating Adjustments
Statements of Operations
Equity in net income of subsidiaries	(476)		(276)
Intercompany interest and fees			0
Income from continuing operations before income taxes	(476)		(276)
Income from continuing operations	(476)		(276)
Income from discontinued operations, net of income taxes			0
Net income	(476)		(276)
Net income attributable to Tyco common shareholders	(476)		(276)
Statement of Comprehensive Income
Net income	(476)		(276)
Other comprehensive (loss) income, net of tax
Foreign currency translation	37		(11)
Defined benefit and post retirement plans	(3)		(4)
Unrealized gain on marketable securities and derivative instruments	0		(1)
Total other comprehensive (loss) income, net of tax	34		(16)
Comprehensive income	(442)		(292)
Less: comprehensive income attributable to noncontrolling interests			0
Comprehensive income attributable to Tyco common shareholders	(442)		(292)
Cash Flows From Investing Activities:
Net increase in intercompany loans	15		10
Increase in investment in subsidiaries	9
Net cash used in investing activities	24		10
Cash Flows From Financing Activities:
Net intercompany loan borrowings (repayments)	(15)		(10)
Increase in equity from parent	(9)
Other			0
Net cash used in financing activities	(24)		(10)
Net cash (used in) provided by discontinued financing activities			0
Effect of currency translation on cash			0
Cash and cash equivalents at end of period			$ 0

[1]	(1) Net revenue by operating segment excludes intercompany transactions.